BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
BEPC Exchangeable Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		172,180,417
Share issuance (in shares)		38,996
Share exchanges (in shares)	(6,033)	(9,642)
Remeasurement of liability (in shares)		0
Ending balance (in shares)	172,209,771	172,209,771
BEPC Class B Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		165
Share issuance (in shares)		0
Share exchanges (in shares)		0
Remeasurement of liability (in shares)		0
Ending balance (in shares)	165	165
Exchangeable and Class B Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 7,430
Share issuance		1
Share exchanges		(1)
Remeasurement of liability		(788)
Ending balance	$ 6,642	$ 6,642